ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES [Text Block]

1.       ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT'S PLANS

China Information Technology Inc, together with its subsidiaries (the "Company" or "CNIT"), a provider of integrated cloud-based solutions including Internet-of-Things (“IoT”), public InfoCloud, WeMedia platform, Smart City and other Internet-related services in the People’s Republic of China ("PRC"). The Company’s total solutions include specialized software, hardware, systems integration, and related services. These services are provided through the Company’s wholly-owned PRC subsidiaries, Information Security Technology (China) Co., Ltd ("IST"), and its subsidiary, Dongguan Information Security Technology (China) Co., Ltd ("IST DG"), Information Security Software (China) Co., Ltd. ("ISS"), and Information Security IoT Tech.Co.,Ltd ("ISIOT ) (formerly,Huipu Electronics (Shenzhen) Co., Ltd), and through the Company’s variable interest entity ("VIE"), iASPEC Geo Information Technology Co., Ltd ("iASPEC") ( formerly, iASPEC Software Company Limited ), and its subsidiaries, Wuda Geoinformatics Co., Ltd ("Geo"), iASPEC Zhongtian Software Company Ltd ("Zhongtian") (formerly, Shenzhen iASPEC Zhongtian Software Company Ltd) and iASPEC Bocom IoT Technology Co. Ltd. ("Bocom") (formerly, Shenzhen Bocom Multimedia Display Technology Co., Ltd) .

On October 31, 2012, the Company completed a reorganization of the Company as a British Virgin Islands (“BVI”) company. Each outstanding share of the common stock of the Company was converted into the right to receive on ordinary share of China Information Technology Inc., a BVI company (“CNIT BVI”). The shares of CNIT BVI are listed on the NASDAQ Global Select Market under the trading symbol “CNIT,” the same symbol under which the shares of common stock of the Company were listed.

Management Service Agreement

iASPEC is a VIE of the Company. To comply with PRC laws and regulations that restrict foreign ownership of companies that provide public security information technology and Geographic Information Systems software operating services to certain government and other customers, the Company operates the restricted aspect of its business through iASPEC.

Pursuant to the terms of a management service agreement by and among IST, iASPEC and its shareholders, dated July 1, 2007 ("MSA"), iASPEC granted IST a ten-year, exclusive, royalty-free, transferable worldwide license to use and install certain iASPEC software, along with copies of source and object codes relating to such software. In addition, IST licensed back to iASPEC a royalty-free, limited, non-exclusive license to the software, without right of sub-license, for the sole purpose of permitting iASPEC to carry out its business as presently conducted. IST has the right to designate two Chinese citizens to serve as senior managers of iASPEC, to serve as a majority on iASPEC’s Board of Directors, and to assist in managing the business and operations of iASPEC. In addition, both iASPEC and IST will require the affirmative vote of a majority of the Company’s Board of Directors, including at least one non-insider director, for certain material actions, as defined, with respect to iASPEC.

Option Agreement

In connection with the MSA, on July 1, 2007, IST also entered into an immediately exercisable purchase option agreement (the "Option Agreement") with iASPEC and its shareholders, pursuant to which the iASPEC shareholder granted IST or its designee(s) an exclusive, irrevocable option to purchase, from time to time, all or a part of iASPEC’s shares or iASPEC’s assets from the iASPEC shareholder for $1,800,000 in the aggregate. The option may not be exercised if the exercise would violate any applicable laws and regulations in the PRC or cause any license or permit held by, and necessary for the operation of iASPEC, to be cancelled or invalidated. The Option Agreement will terminate on the date IST exercises its purchase option and acquires all the shares or assets of iASPEC pursuant to the terms of the Option Agreement. The Option Agreement may be rescinded by IST upon 30 days’ notice without costs to terminate. The Option Agreement does not have renewal provisions.

Equity Transfer Agreement

On July 1, 2008, Mr. Jiang Huai Lin entered into an equity transfer agreement (the "Equity Transfer Agreement") with Mr. Jin Zhu Cai ("Mr. Cai"), the then owner of a 24% minority interest (the “Minority Interest”) in iASPEC, pursuant to which Mr. Lin purchased the Minority Interest from Mr. Cai for a total consideration of RMB60 million (approximately $8.72 million). The transaction was closed in September 2008 and as a result, Mr. Lin became the sole owner of iASPEC.

Amended and Restated MSA

The Amended and Restated MSA was entered into as of December 13, 2009, by and among IST, iASPEC and iASPEC’s sole shareholder, Mr. Lin. Pursuant to the Amended and Restated MSA, IST will provide management and consulting services to iASPEC, under the following terms:

  iASPEC agreed that IST will be entitled to receive ninety five percent ( 95%) of the Net Received Profit, as defined, of iASPEC during the term of the Agreement. iASPEC is obligated to calculate and pay the Net Received Profit due to IST no later than the last day of the first month following the end of each fiscal quarter; Mr. Lin, agreed to enter into a pledge agreement with IST to pledge all of his equity interests in iASPEC as security for his and iASPEC’s fulfillment of their respective obligations under the MSA, and to register the pledge agreement with the local AIC (Administration for Industry and Commerce). After the Amended and Restated MSA was executed on December 13, 2009, based on the advice of the Company’s PRC legal counsel, in January 2010 all the parties to the agreement decided not to enter into a pledge agreement.

  Mr. Lin confirmed his status as the sole iASPEC shareholder and his assumption of all of the obligations of the iASPEC shareholder under the agreement, including a confirmation of his continuing obligation under a written guaranty, executed by the then iASPEC shareholders; and

  Based on iASPEC’s needs for its development and operation, IST has the right, from time to time, at its sole discretion, to provide iASPEC with capital support.

  IST agreed that it will not interfere in any business of iASPEC covered by iASPEC’s PRC State Secret related Computer Information System Integration Certificate, including but not limited to, seeking access to relevant documents regarding such business; provided, however, that iASPEC agreed that it will cooperate with the requests of the Company as necessary to comply with the Company’s reporting obligations to the Securities and Exchange Commission.

The Amended and Restated MSA amended certain terms of the original Management Service Agreement which became effective on July 1, 2007 and has a term of 30 years unless otherwise earlier terminated by the parties by one of the following means:

  Either iASPEC or IST may terminate the Amended and Restated MSA immediately (a) upon the material breach by the other of its obligations and the failure of such party to cure such breach within 30 working days after written notice from the non-breaching party; or (b) upon the filing of a voluntary or involuntary petition in bankruptcy by the other or of which the other is the subject, or the insolvency of the other, or the commencement of any proceedings placing the other in receivership, or of any assignment by the other for the benefit of creditors; or

  The Amended and Restated MSA may be terminated at any time by IST upon 90 calendar days’ written notice delivered to all other parties.

Upon any effective date of any termination of the Amended and Restated MSA: (a) IST will cease providing management services to iASPEC; (ii) IST will deliver to iASPEC all chops and seals of iASPEC; (iii) IST will deliver to iASPEC all of the financial and other books and records of iASPEC, including any and all permits, licenses, certificates and other proprietary and operational documents and instruments; (iv) the senior managers who are recommended by IST and elected as directors of iASPEC will resign from the Board of Directors of iASPEC in a lawful way; and (v) the software license that iASPEC granted to IST according to the Amended and Restated MSA will terminate unless otherwise agreed by the parties. In addition, any amounts owing from any party to any other party on the effective date of any termination under the terms of the Amended and Restated MSA will continue to be due and owing despite such termination.

The Amended and Restated MSA does not have renewal provisions. We expect that the parties to the Amended and Restated MSA will negotiate to extend the term of the agreement before its expiration.

The substance of the Amended and Restated MSA and the Option Agreement is to:

  Allow the Company to utilize the business licenses, contacts, permits and other resources of iASPEC in order for the Company to be able to expand its operations and business model;

  Provide the Company with effective control over all of iASPEC’s operations; and allow the shareholders of iASPEC an opportunity to monetize a portion of their investment through the $1.8 million purchase option.

Non-controlling interest transactions

On May 5, 2011, Kwong Tai International Technology Ltd. (“Kwong Tai”), our wholly-owned subsidiary, and iASPEC entered into an equity transfer agreement, pursuant to which Kwong Tai agreed to transfer 100% of equity interests in Zhongtian, also our wholly-owned PRC subsidiary, to iASPEC, for a purchase price of RMB20.2 million (approximately $3.1 million). The purchase price is equal to the PRC registered capital of Zhongtian.

On December 29, 2011, Zhongtian, increased its registered capital from RMB33.2 million (approximately $5.2 million) to RMB40.7 million (approximately $6.4 million). The RMB7.5 million (approximately $1.2 million) was contributed by new shareholders, comprising the management teams of Zhongtian, including Mr. Lin, the Company’s chief executive officer. As a result of the capital increase, the equity interest owned by iASPEC in Zhongtian was reduced from 100% to 81.65%, and resulted in approximately $1 million of Zhongtian's equity being reclassified to non-controlling interest.

On February 20, 2012, Zhongtian, increased its registered capital from RMB40.7 million (approximately $6.2 million) to RMB42.5 million (approximately $6.5 million). The RMB1.79 million (approximately $0.28 million) was contributed by new shareholders, comprising the management teams of Zhongtian, including Mr. Lin, the Company’s chief executive officer. As a result of the capital increase, the equity interest owned by iASPEC in Zhongtian was reduced from 81.65% to 78.21% and resulted in approximately $0.12 million of Zhongtian’s equity being reclassified to non-controlling interest.

On July 16, 2012, Information Security Software Investment Limited (“ISSI”), our wholly-owned subsidiary, and iASPEC entered into an equity transfer agreement, pursuant to which ISSI agreed to transfer 100% of equity interests in ISS, also our wholly-owned PRC subsidiary, to iASPEC, for a purchase price of RMB53.98 million (approximately $8.57 million).

On September 10, 2013,iASPEC purchased additional equity interests in Zhongtian for a total of RMB2.34 million (approximately $0.38 million). As a result, the equity interest owned by iASPEC in Zhongtian was increased from 78.21% to 83.72% and resulted in approximately $0.21 million of Zhongtian’s equity being reclassified from non-controlling interest.

On August 30, 2013, a minority shareholder disposed of its interest in Geo totaling RMB7 million (approximately $1.13 million). In addition, during 2013 various individual shareholders injected capital in Geo totaling of RMB21.50 million (approximately $3.53 million) and four individual shareholders contributed patent rights valued at RMB2 million (approximately $0.32 million) which reinforced Geo’s operating business. As a result of the capital increase, Geo’s minority interest increased from 47.46% to 49.63% while the equity interest owned by iASPEC in Geo was decreased from 52.54% to 50.37%, and resulted in approximately $0.20 million of Geo’s equity being reclassified to non-controlling interest with iASPEC still remaining as the controlling shareholder in Geo thereafter.

On September 18, 2013, Information Security Technology (PRC) Co., Ltd ("IST"), our wholly-owned subsidiary, and iASPEC entered into an equity transfer agreement, pursuant to which iASPEC agreed to transfer 100% of equity interests in ISS, to IST, for a purchase price of RMB53.98 million (approximately $8.84 million).

On October 22, 2013, Information Security International Investment and Development Limited ("ISIID"), our wholly-owned subsidiary, and iASPEC entered into an equity transfer agreement, pursuant to which ISIID agreed to transfer 100% of equity interests in Bocom, to iASPEC, for a purchase price of RMB50.0 million (approximately $8.19 million).

Management’s Plans

For the years ended December 31, 2013 and 2012, the Company reported negative cash flows from operations of $11.38 million and $9.27 million, respectively. In addition, the Company had a working capital deficiency of $46.78 million as of December 31, 2013, which was primarily driven by a non-cash increase in the allowance for doubtful accounts in 2013 of $65.5 million. Management has developed the Company's operating plans for 2014 based on its new business model, which focuses on internet-related products and services, to emphasize cash flow and under which the Company is also implementing various cost modifications to reduce expenses. As of March 31, 2014, the Company has approximately $17.8 million of additional borrowing availability under its credit facilities. In addition, in order to improve the Company's liquidity, certain of the Company's real estate and plant assets were re-appraised in 2013. These assets have been appraised at a market value of RMB351.3 million (approximately $57.5 million), which is approximately $33.9 million above their carrying value, allowing the Company to more easily access additional bank borrowing availability if there is future working capital need. Management believes that the Company's current cash and cash equivalents, anticipated cash flows from operations in 2014, and additional availability under its borrowing facilities will be sufficient to meet the Company's operating and financial obligations for the remainder of 2014.